RELATED PARTY TRANSACTIONS - Related Party Balances (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Goumei
RELATED PARTY TRANSACTIONS
Amounts payable	¥ 5,844	$ 834	¥ 6,426
YXT.Com Group
RELATED PARTY TRANSACTIONS
Amounts receivable	¥ 558	$ 80	¥ 1,057